November 13, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Litman Gregory Funds Trust (Filing Nos: 333-10015 and 811-07763)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated October 31, 2019 to the Prospectus dated April 30, 2019 for the Litman Gregory Funds Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on October 31, 2019 (Accession No. 0001193125-19-280077).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President

cc:	J. Coughlan